Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Five Oaks Investment Corp.
Entity Central Index Key	0001547546
Entity Filer Category	Non-accelerated Filer